Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany accounts and transactions have been eliminated.

c.	Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manage its business in one operating segment which is the research and development of the Company’s drug candidates.

c.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The functional currency of the Company is the U.S. dollar. Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters.” All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the consolidated statements of comprehensive loss as financial income or expenses, as appropriate.

2.	Transactions, assets and liabilities in foreign currency:

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

d.	Cash and cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year. As of December 31, 2022 and 2021, the Company’s bank deposits are denominated mainly in U.S. dollars and bears yearly interest at weighted average rates of 5.79% and 0.53%. Short-term bank deposits are presented at their cost, including accrued interest.

f.	Prepaid expenses, and other current assets:

Prepaid expenses are composed mainly from prepayments to suppliers and from active pharmaceutical ingredients and clinical trial drug-capsules which are expensed when designate to a clinical trial and no longer have an alternative future use.

g.	Operating lease:

In accordance with ASU No. 2016-02, “Leases (Topic 842)”, the Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.

ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

h.	Property, plant and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

i.	Impairment of long-lived assets:

Property and equipment are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2022, and 2021, no impairment indicators have been identified.

j.	Revenue recognition:

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from contracts with customers (“ASC 606”) and determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when, or as, the performance obligations are satisfied.

The Company generates revenues from supply and distribution agreements. The consideration under these agreements comprises of upfront fees, milestone payments and potential royalty payments.

Revenue from supply and distribution agreements with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from supply and distribution agreements with customers are recognized over time as the Company satisfies the performance obligations. The Company usually accepts long-term upfront payment from its customers. Contract liabilities for those upfront payments are recognized as revenue over time.

The Company’s contracts generally include three contract obligations: (i) performing the research and development services through regulatory approval; (ii) delivery of an exclusive licensing to distribute the product, once available; and, (iii) participation in joint steering committee.

The Company has concluded that the abovementioned contracts contain a single performance obligation satisfied over time. Consequently, revenue from these contracts is recorded based on the term of the research and development services.

The Company’s contracts also include development milestones payments and future sales-based royalties. Development milestones payments are recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with those milestones is subsequently resolved. As such sales based royalties are recognized only when the subsequent sale occurs. As of December 31, 2022, the Company has not yet received the required regulatory approvals for its products and has not yet recognized any sales-based royalties.

The prepayments terms from the Company’s contracts with customers do not include a significant financing component as the primary purpose of these payments is not to receive financing from the customers.

Revenue Recognition – Contract Balances

Contract liabilities, due to the upfront payments, include amounts received from customers for which revenue has not yet been recognized. As of December 31, 2022 and December 31, 2021 contract liabilities amounted to $3,078 and $3,888, respectively and are presented under deferred revenues. During the year ended December 31, 2022, the Company recognized revenues in the amount of $810 which have been included in the contract liabilities at December 31, 2021.

Deferred revenue that is anticipated to be recognized during the succeeding 12-months period is recorded as current deferred revenue and the remaining portion is recorded as non-current deferred revenue.

Major customer data as a percentage of total revenues:

	Year ended December 31,
	2022	2021	2020

Cipher Pharmaceuticals (Canada)	11%	12%	20%
Chong Kun Dang Pharmaceuticals Corp. (South Korea)	25%	24%	45%
Gebro Holding GmbH (Austria)	18%	23%	35%
Ewopharma AG (Switzerland)	46%	41%	-

Total	100%	100%	100%

k.	Research and development expenditures:

Research and development costs are expensed as incurred. Research and development costs include payroll and personnel expenses, consulting costs, external contract research and development expenses, raw materials, drug product manufacturing costs, and allocated overhead including depreciation and amortization, rent, and utilities. Research and development are generally expensed as incurred.

l.	Fair value measurement:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, other accounts receivable and prepaid expenses, trade payables and other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments. The Company has an investment in marketable equity security classified within level 1 in the fair value hierarchy.

m.	Concentration of Credit Risk:

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and short-term deposits. For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents and short-term deposits with financial institutions with high-quality credit ratings and has not experienced any losses in such accounts.

n.	Legal and other contingencies

The Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, the Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. As of December 31, 2022, and 2021, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows. Legal costs incurred in connection with loss contingencies are expensed as incurred.

o.	Severance pay:

The Company’s liability for severance pay is pursuant to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expense for the year ended December 31, 2022, 2021 and 2020 amounted to $51, $53 and $46, respectively.

p.	Share-based payment transactions:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of comprehensive loss, based on acceleration method.

The Company recognizes compensation expenses for the value of its awards granted based on the vesting attribution approach over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of share options granted using the Binomial option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price, volatility, early exercise factor and the expected option term. Expected volatility was calculated based upon historical volatility of the Company and early exercise factor was calculated based statistical studies in the U.S. market. The risk-free interest rate is based on the yield from Israeli Government bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

q.	Taxes on income:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”, (“ASC 740”) which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2022, and 2021, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2022, and 2021, no liability for unrecognized tax benefits was recorded.

r.	Ordinary share and warrants classification and measurement:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own stock and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

s.	Basic and diluted net loss per share:

Basic and diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Share”.

All outstanding share options and warrants for the years ended December 31, 2022, 2021 and 2020 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2022	2021	2020

Options	27,002,200	18,422,700	11,923,400
Warrants	375,197,640	377,947,640	228,192,286

Total	402,199,840	396,370,340	240,115,686

t.	Recently adopted and recently issued accounting pronouncements

In May 2021, the FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The ASU addresses the previous lack of specific guidance in the accounting standards codification related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) by specifying the accounting for various modification scenarios. The ASU is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted for any periods after issuance to be applied as of the beginning of the fiscal year that includes the interim period. The Company adopted this standard effective January 1, 2022. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The Company’s adopted the standard effective January 1, 2022. Adoption of the new standard did not have a material impact on the financial statements.